Financial Risk Management Objectives and Policies - Schedule of Undiscounted Financial Liabilities (Details) - AUD ($)		Jun. 30, 2026		Jun. 29, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Undiscounted Financial Liabilities [Line Items]
Trade and other payables		$ 6,876,484			$ 12,744,630	$ 9,866,518
Total continuing operations		6,622,148
Lease liabilities		788,922	[1]		879,344	1,235,771
Secured borrowings		7,258,956	[1]		6,472,137	6,030,484
Amount due to related parties		6,783,353	[1]		6,568,630	8,642,168
Total liabilities held for sale	[1]	21,707,715
Promissory notes					1,538,322	943,252
Convertible note					1,169,690	1,181,953
Income tax payable						312,963
Total		28,329,863	[1]		29,372,753	28,213,109
Trade and other payables		6,622,148		$ 170,999
On demand [Member]
Schedule of Undiscounted Financial Liabilities [Line Items]
Trade and other payables
Total continuing operations
Lease liabilities			[1]
Secured borrowings			[1]
Amount due to related parties			[1]
Total liabilities held for sale	[1]
Promissory notes
Convertible note
Income tax payable
Total			[1]
Trade and other payables
Less than 3 months [Member]
Schedule of Undiscounted Financial Liabilities [Line Items]
Trade and other payables					4,083,460	5,171,490
Total continuing operations
Lease liabilities		26,961	[1]		22,277	31,962
Secured borrowings		2,797,192	[1]		1,219,066
Amount due to related parties			[1]			589,166
Total liabilities held for sale	[1]	2,824,153
Promissory notes					1,026,874
Convertible note
Income tax payable						128,927
Total		2,824,153	[1]		6,351,677	5,921,545
Trade and other payables
3 months to 1 year [Member]
Schedule of Undiscounted Financial Liabilities [Line Items]
Trade and other payables		6,876,484			5,755,168	1,533,687
Total continuing operations		6,622,148
Lease liabilities		68,961	[1]		66,832	95,885
Secured borrowings		741,266	[1]		966,880	489,287
Amount due to related parties		6,538,008	[1]		5,880,571	3,522,495
Total liabilities held for sale	[1]	14,224,719
Promissory notes					511,448	943,252
Convertible note					1,169,690	1,181,953
Income tax payable						184,036
Total		20,846,867	[1]		14,350,589	7,950,595
Trade and other payables		6,622,148
Over 1 year [Member]
Schedule of Undiscounted Financial Liabilities [Line Items]
Trade and other payables					2,906,002	3,161,341
Total continuing operations
Lease liabilities		693,000	[1]		790,235	1,107,924
Secured borrowings		3,720,498	[1]		4,286,191	5,541,197
Amount due to related parties		245,345	[1]		688,059	4,530,507
Total liabilities held for sale	[1]	4,658,843
Promissory notes
Convertible note
Income tax payable
Total		4,658,843	[1]		$ 8,670,487	$ 14,340,969
Trade and other payables

[1]	Represents the contractual undiscounted payments for borrowings, lease liabilities, and related party loans of the Disposal Group classified as held for sale as of June 30, 2026 (refer to Note 4). These liabilities remained contractually outstanding as of June 30, 2026 and were subsequently assumed by the purchaser upon closing of the disposal on July 27, 2026.